Related party transactions and balance	6 Months Ended
Jun. 30, 2023
Related party transactions and balance
Related party transactions and balance

15.Related party transactions and balance

The Company entered into outsourcing service agreements with Shanghai Three Drivers Culture Media Co., Limited (“STDC”). The outsourcing service expenses provided by STDC for the Company are RMB602 and RMB1,286 for the six months ended June 30, 2022 and 2023, respectively.The Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC are nil and RMB565 for the six months ended June 30, 2022 and 2023. The prepayment balance is RMB248 and RMB2,298 as for December 31, 2022 and June 30, 2023, respectively.

For the six months ended June 30, 2022 and 2023, the Company provided nil and RMB12,591 to CEO, Mr. Wen, who assisted business development with third parties on behalf of the Group and RMB12,461 has been repaid by CEO within the six months ended June 30, 2023. The other payable balance due to CEO are RMB130 and nil as of December 31, 2022 and June 30, 2023, respectively, which is included in other current liabilities in the consolidated balance sheets.